Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Summary of Basic and Diluted Per Common Share
The Company calculates basic and diluted earnings per share as follows:

		For the six-month periods ended June 30,
	2024		2025
	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS
Numerator
Net income	36,179,042	36,179,042	24,050,420	24,050,420
Less: Cumulative dividends on Series A Preferred Shares	(870,492)	(870,492)	(870,492)	(870,492)
Less: Undistributed earnings allocated to non-vested shares	(1,985,920)	(1,781,095)	(869,583)	(837,909)
Net income attributable to common shareholders	33,322,630	33,527,455	22,310,345	22,342,019
Denominator
Weighted average number of shares outstanding, basic	27,789,766	27,789,766	33,107,097	33,107,097
Options to purchase common shares	—	339,104	—	140,727
Warrants	—	3,386,259	—	1,159,549
Effect of dilutive shares	—	3,725,363	—	1,300,276
Weighted average number of shares outstanding, diluted	—	31,515,129	—	34,407,373
Earnings per share	1.20	1.06	0.67	0.65